Income Taxes	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes [Text Block]
Income Taxes

MidAmerican Energy's income tax benefit from continuing operations consists of the following for the years ended December 31 (in millions):

	2015	2014	2013
Current:
Federal	$(415)	$(411)	$(207)
State	(6)	(4)	(12)
	(421)	(415)	(219)
Deferred:
Federal	281	298	101
State	(6)	2	3
	275	300	104

Investment tax credits	(1)	(1)	(1)
Total	$(147)	$(116)	$(116)

A reconciliation of the federal statutory income tax rate to MidAmerican Energy's effective income tax rate applicable to income before income tax benefit from continuing operations is as follows for the years ended December 31:

	2015	2014	2013

Federal statutory income tax rate	35%	35%	35%
Income tax credits	(71)	(65)	(79)
State income tax, net of federal income tax benefit	(2)	—	(2)
Effects of ratemaking	(12)	(9)	(4)
Other, net	1	(2)	(3)
Effective income tax rate	(49)%	(41)%	(53)%

Income tax credits relate primarily to production tax credits earned by MidAmerican Energy's wind-powered generating facilities. Federal renewable electricity production tax credits are earned as energy from qualifying wind-powered generating facilities is produced and sold and are based on a per-kilowatt hour rate pursuant to the applicable federal income tax law. Wind-powered generating facilities are eligible for the credits for 10 years from the date the qualifying generating facilities are placed in service.

MidAmerican Energy's net deferred income tax liability consists of the following as of December 31 (in millions):

	2015	2014
Deferred income tax assets:
Regulatory liabilities	$327	$332
Employee benefits	66	68
Derivative contracts	29	30
Asset retirement obligations	214	185
Other	59	59
Total deferred income tax assets	695	674

Deferred income tax liabilities:
Depreciable property	(3,321)	(2,945)
Regulatory assets	(418)	(366)
Other	(17)	(25)
Total deferred income tax liabilities	(3,756)	(3,336)

Net deferred income tax liability	$(3,061)	$(2,662)

As of December 31, 2015, MidAmerican Energy has available $23 million of state carryforwards, principally related to $488 million of net operating losses, that expire at various intervals between 2016 and 2034.

The United States Internal Revenue Service has closed its examination of BHE's income tax returns through December 2009, including components related to MidAmerican Energy. In addition, state jurisdictions have closed their examinations of MidAmerican Energy's income tax returns through at least February 9, 2006, including Iowa and Illinois, which are closed through December 31, 2012, and December 31, 2008, respectively.

A reconciliation of the beginning and ending balances of MidAmerican Energy's net unrecognized tax benefits is as follows for the years ended December 31 (in millions):

	2015	2014

Beginning balance	$26	$29
Additions based on tax positions related to the current year	3	6
Additions for tax positions of prior years	47	38
Reductions based on tax positions related to the current year	(6)	(4)
Reductions for tax positions of prior years	(46)	(40)
Statute of limitations	(5)	(3)
Settlements	(6)	—
Interest and penalties	(3)	—
Ending balance	$10	$26

As of December 31, 2015, MidAmerican Energy had unrecognized tax benefits totaling $26 million that, if recognized, would have an impact on the effective tax rate. The remaining unrecognized tax benefits relate to tax positions for which ultimate deductibility is highly certain but for which there is uncertainty as to the timing of such deductibility. Recognition of these tax benefits, other than applicable interest and penalties, would not affect MidAmerican Energy's effective income tax rate.